Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2016
Other Assets, Noncurrent Disclosure [Abstract]
Other non-current assets
Other non-current assets

(In millions of U.S. dollars)	December 31, 2016	December 31, 2015
Deferred tax effect of internal transfer of assets –long term portion	83.7	92.9
Other, including Equipment	1.3	1.8
Total other non-current assets	85.0	94.7